Related party balances and transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party balances and transactions

Note 10 – Related party balances and transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025 and December 31, 2024:

Name of related Party	Relationship
Beijing Runmei advertising Co., LTD (“Runmei”)	Under control of the shareholder of Zhenxi Brand

Due from related parties

As of June 30, 2025 and December 31, 2024, the balance due from related parties were nil and $247,328, respectively. The balance of $247,328 were borrowed to Runmei for working capital use which were non-interest bearing and payable upon demand, fully received on March 28, 2025.

Due from discontinued operations, net

Due from discontinued operations, net consist of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
Due from discontinued operations	$—	$17,632,181
Allowance for credit losses	—	(17,632,181)
Due from discontinued operations, net	$—	$—

Movement of allowance for credit losses consist of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
Beginning balance	$(17,632,181)	$(17,632,181)
Write off	17,632,181	—
Ending balance	$—	$(17,632,181)

The Company disposed the discontinued operation entities in 2023, those entities continued in the decline of the scale of operation and in the increase of operating losses, which made the collectability of the receivables in doubt. Therefore, the Company totally impaired the balance due from discontinued operations by amount of $17,632,181 in 2023. Based on an analysis of the discontinued operation entities’ current situation, the Company determined that the due from discontinued operations were uncollectible. Consequently, the amount of $17,632,181 was written off in 2025.